Debt (Details) - USD ($)									1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended				40 Months Ended
	Sep. 30, 2022	Jun. 02, 2022	Feb. 16, 2022	Feb. 15, 2022	Apr. 30, 2021	Dec. 14, 2020	Feb. 15, 2019	Sep. 07, 2018	Sep. 30, 2022	May 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jun. 03, 2022	May 12, 2022	Feb. 28, 2022	Feb. 14, 2022	Dec. 20, 2021	Oct. 05, 2018
Short-Term Debt [Line Items]
Debt instrument, repurchase amount																$ 51,000,000			$ 51,000,000
Derivative liabilities	$ 0								$ 0		$ 0		$ 0			35,700,000	$ 35,400,000		35,700,000
Debt instrument, annual principal payment																45,900,000	69,800,000	$ 2,300,000	45,900,000
Gain on debt extinguishment													28,634,000	$ (12,463,000)		(12,463,000)	0	0
Proceeds from Related Party Debt													51,900,000	45,050,000		47,850,000	18,400,000	0
Sorrento [Member]
Short-Term Debt [Line Items]
Debt instrument, repurchase amount	100,000,000								100,000,000		100,000,000		100,000,000				$ 13,700,000							$ 51,000,000
Proceeds from Related Party Debt		$ 15,000,000
Sorrento [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					$ 5,000,000
Amendment No Four [Member]
Short-Term Debt [Line Items]
Debt instrument, collateral amount		5,000,000
Gains (Losses) on Restructuring of Debt												$ 0
Amendment No Four [Member] | Sorrento [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		50,000,000																							$ 25,000,000
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date										May 05, 2022
Debt instrument, interest rate, stated percentage										1.00%
Proceeds from issuance of debt										$ 1,600,000
Gain on debt extinguishment										$ 1,600,000
Paycheck Protection Program [Member] | Coronavirus Aid, Relief, and Economic Security Act [Member] | Non Payroll Costs [Member]
Short-Term Debt [Line Items]
Maximum compensation cost to be available, prorated basis																$ 100,000
Percentage of loan forgiveness under the act																25.00%
Paycheck Protection Program [Member] | Coronavirus Aid, Relief, and Economic Security Act [Member] | Payroll Costs Basis [Member]
Short-Term Debt [Line Items]
Percentage of loan forgiveness under the act																25.00%
Minimum payroll cost to be available																$ 100,000
Letter of Credit [Member]
Short-Term Debt [Line Items]
Repayments of debt	20,000,000
Proceeds from lines of credit																			4,000,000
Repayments of lines of credit																			35,000,000
Debt instrument face amount of debt repurchased	20,000,000								20,000,000		20,000,000		20,000,000
Minimum cash requirements to repurchase of Notes	$ 10,000,000
Percentage of the principal amount of the Notes	100.00%
Accounts receivable revolving loan facility [Member]
Short-Term Debt [Line Items]
Line of credit facility, indebtedness amount	$ 10,000,000								10,000,000		10,000,000		10,000,000
Indebenture [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 45,000,000
Debt instrument, maturity date						Jul. 01, 2023
Debt instrument, redemption price, percentage																25.00%
Debt instrument face amount of debt repurchased						$ 45,000,000
Percentage of the principal amount from Holders on pro rata basis						100.00%
If Letter Of Credit Is Drawn [Member] | Indebenture [Member] | Letter of Credit [Member]
Short-Term Debt [Line Items]
Debt instrument face amount of debt repurchased						$ 25,000,000
Marketing Approval Letter [Member] | Indebenture [Member] | Letter of Credit [Member]
Short-Term Debt [Line Items]
Debt instrument face amount of debt repurchased						20,000,000
Maximum [Member] | Letter of Credit [Member]
Short-Term Debt [Line Items]
Minimum cash requirements to repurchase of Notes					$ 10,000,000
Maximum [Member] | Indebenture [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage							100.00%
Minimum [Member] | Letter of Credit [Member]
Short-Term Debt [Line Items]
Minimum cash requirements to repurchase of Notes					$ 4,000,000
Minimum [Member] | Indebenture [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage							25.00%
2018 Purchase Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 224,000,000
Debt instrument, repurchase amount								$ 140,000,000
Debt instrument, term								2026 years
Proceeds from issuance of long-term debt								$ 89,300,000
Payment to deposit into a seggregate reserve fund								20,000,000
Payment to deposit into a segregated collateral account								$ 25,000,000
Percentage of concentration on a similar product								5.00%
Debt instrument, periodic payment				$ 28,000,000
2018 Purchase Agreements [Member] | Scenario, Adjustment [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Revenue not from contract with customer															$ 218,100,000
2018 Purchase Agreements [Member] | Scenario, Adjustment [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Revenue not from contract with customer																			481,000,000
2018 Purchase Agreements [Member] | Scenario, Adjustment [Member] | Debt Instrument, Redemption, Period Three [Member]
Short-Term Debt [Line Items]
Revenue not from contract with customer															$ 290,700,000
Debt instrument, maturity date															Nov. 15, 2023
2018 Purchase Agreements [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 28,000,000
Percentage of quarterly payments of the principal Notes equal to a fixed percentage							20.00%
Percentage of net sales payable							25.00%
2018 Purchase Agreements [Member] | Maximum [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Repayments of debt															$ 30,600,000
2018 Purchase Agreements [Member] | Maximum [Member] | Scenario, Adjustment [Member] | Debt Instrument, Redemption, Period Three [Member]
Short-Term Debt [Line Items]
Repayments of debt															84,800,000
2018 Purchase Agreements [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Percentage of quarterly payments of the principal Notes equal to a fixed percentage							10.00%
Percentage of net sales payable							15.00%
2018 Purchase Agreements [Member] | Minimum [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Repayments of debt															10,100,000
2018 Purchase Agreements [Member] | Minimum [Member] | Scenario, Adjustment [Member] | Debt Instrument, Redemption, Period Three [Member]
Short-Term Debt [Line Items]
Repayments of debt															$ 2,600,000
Scilex Pharma Note [Member]
Short-Term Debt [Line Items]
Repayments of debt									39,700,000		1,700,000
Debt instrument, maturity date							Aug. 15, 2026
Debt instrument,redemption period							30 days
Debt instrument face amount of debt repurchased	$ 60,000,000								60,000,000		60,000,000		60,000,000
Percentage of the principal amount of the Notes	100.00%
Minimum unrestricted cash requirements to repurchase of Notes	$ 4,000,000
Derivative liabilities																$ 2,800,000			2,800,000
Amount distribution to acquire related contingent accelerated repayment notes																9,600,000
Debt instrument, unamortized discount																$ 6,800,000			$ 6,800,000
Debt instrument, interest rate, stated percentage																7.70%	9.15%		7.70%
Debt related commitment Fees and debt issuance costs													3,100,000	5,900,000		$ 7,900,000	$ 10,700,000	$ 15,000,000
Gain on debt extinguishment									33,400,000
Change in fair value measurement		30,400,000
Debt instrument, increase (decrease), net		30,400,000
Debt instrument interest rate effective percentage																7.70%			7.70%
Scilex Pharma Note [Member] | 2018 Purchase Agreements and Indenture [Member]
Short-Term Debt [Line Items]
Repayments of debt													106,000,000	44,200,000
Gain on debt extinguishment													28,600,000	$ 14,000,000
Scilex Pharma Note [Member] | Amendment No Four [Member]
Short-Term Debt [Line Items]
Debt instrument, repurchase amount																				$ 41,400,000
Debt instrument face amount of debt repurchased		41,400,000
Debt instrument, percentage of principal amount repurchased																				100.00%
Debt instrument, decrease, forgiveness		$ 28,000,000
Scilex Pharma Note [Member] | Subordinated Debt [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																							$ 35,000,000
Debt instrument, repurchase amount																						$ 20,000,000
Restricted cash																						$ 10,000,000
Scilex Pharma Note [Member] | December Optional Repurchase [Member]
Short-Term Debt [Line Items]
Debt instrument face amount of debt repurchased	20,000,000								20,000,000		20,000,000		20,000,000
Scilex Pharma Note [Member] | February Optional Repurchase [Member]
Short-Term Debt [Line Items]
Debt instrument face amount of debt repurchased	20,000,000								20,000,000		20,000,000		20,000,000
Scilex Pharma Note [Member] | April Optional Repurchase [Member]
Short-Term Debt [Line Items]
Debt instrument face amount of debt repurchased	$ 20,000,000								$ 20,000,000		$ 20,000,000		$ 20,000,000
Scilex Pharma Note [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit facility, indebtedness amount						10,000,000
Long-term debt						$ 8,800,000										$ 8,800,000	$ 9,500,000		$ 8,800,000
Debt instrument, termination date			Mar. 18, 2022
Scilex Pharma Note [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage						1.75%
Scilex Pharma Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage							101.00%
Scilex Pharma Note [Member] | Maximum [Member] | Amendment No Four [Member]
Short-Term Debt [Line Items]
Debt instrument, repurchase date		Sep. 30, 2022
Scilex Pharma Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage							100.00%